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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04933

PFM FUNDS
(Exact name of registrant as specified in charter)

213 Market Street
Harrisburg, Pennsylvania 17101
(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101
(Name and address of agent for service)

Registrant's telephone number, including area code:      (800) 338-3383

Date of fiscal year end:      June 30                           .

Date of reporting period:      Quarter ended 3/31/18.

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PFM Funds
Government Select Series
Schedule of Investments
March 31, 2018
(Unaudited)

Rate(1)	Maturity Date(2)		Face Amount	Value
CERTIFICATES OF DEPOSIT (13.91%)
BOFI Federal Bank
1.35%	4/2/18	(3)	$ 10,000,000	$ 10,000,000
1.55%	4/2/18	(3)	45,000,000	45,000,000
1.55%	4/2/18	(3)	10,000,000	10,000,000
2.08%	4/2/18	(3)	10,000,000	10,000,000
Customers Bank
1.35%	4/2/18	(3)	35,000,000	35,000,000
1.35%	4/2/18	(3)	12,000,000	12,000,000
Total Certificates of Deposit				122,000,000
NON-NEGOTIABLE TIME DEPOSITS (15.62%)
Citizens Bank
1.80%	4/2/18	(3)	8,000,000	8,000,000
1.80%	4/2/18	(3)	39,000,000	39,000,000
1.80%	4/2/18	(3)	28,000,000	28,000,000
Santander Bank
1.85%	4/2/18	(3)	62,000,000	62,000,000
Total Non-Negotiable Time Deposits				137,000,000
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (55.46%)
Fannie Mae Notes
1.50%	5/21/18		14,300,000	14,287,617
1.46%	7/13/18		12,600,000	12,580,122
1.46%	7/27/18		10,000,000	9,981,240
Federal Farm Credit Bank Notes
1.66%	6/1/18		5,000,000	4,995,256
1.97%(4)	11/14/18		10,000,000	9,999,499
1.68%(4)	4/15/19		15,000,000	14,998,436
1.70%(4)	6/6/19		16,000,000	15,998,110
1.68%(4)	8/8/19		20,000,000	19,997,558
1.70%(4)	10/28/19		7,000,000	7,000,000
Federal Home Loan Bank Discount Notes
1.45%	4/27/18		24,000,000	23,975,040
1.46%	5/2/18		25,000,000	24,968,720
1.51%	5/9/18		25,000,000	24,960,285
Federal Home Loan Banks
1.57%(4)	8/8/18		10,000,000	9,998,961
1.61%(4)	10/12/18		25,000,000	25,000,157
Freddie Mac Notes
1.33%	4/9/18		8,000,000	7,998,974
1.47%	7/27/18		8,000,000	7,984,160
1.61%(4)	8/8/19		15,000,000	15,000,000
U.S. Treasury Notes
1.83%	4/16/18		124,094,418	124,293,520
1.45%	5/3/18		38,000,000	37,951,360
1.49%	5/10/18		25,000,000	24,959,781
1.65%	5/31/18		5,000,000	4,986,292
1.65%	8/9/18		12,500,000	12,426,175
1.60%	10/1/18		32,000,000	31,964,495
Total U.S. Government and Agency Obligations				486,305,758

PFM Funds
Government Select Series
Schedule of Investments
March 31, 2018
(Unaudited)

Rate(1)	Maturity Date(2)	Face Amount	Value
REPURCHASE AGREEMENTS (11.40%)
Merrill Lynch Pierce Fenner & Smith Inc.
1.78%	4/2/18	$ 100,000,000	$ 100,000,000
(Dated 3/29/18, repurchase price $100,019,833, collateralized by U.S. Treasury securities, 1.125% - 2.00%, maturing 1/15/19 - 11/30/22, fair value $102,000,006)
Total Repurchase Agreements			100,000,000
TOTAL INVESTMENTS (96.39%)			845,305,758
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (3.61%)(5)			31,679,927
NET ASSETS (100.00%)			$ 876,985,685

(1)	Yield to maturity at cost unless otherwise noted.
(2)	Actual maturity dates unless a demand feature is noted.
(3)	Guaranteed by Federal Home Loan Bank letters of credit and payable on demand. Date shown is the date on which the Fund can unconditionally demand payment.
(4)	Floating or variable rate instrument, rate subject to change. Rate shown is that in effect at March 31, 2018.
(5)	Includes fees payable of $124,222 to PFM Asset Management LLC, the Trust’s investment adviser, administrator and transfer agent. There were no fees payable to the Trust’s Independent Trustees at March 31, 2018.

The accompanying notes are an integral part of these financial statements.

Notes (Unaudited)

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. on December 8, 1986. On September 29, 2008, the Fund converted to a Virginia business trust and was renamed PFM Funds. The Trust is currently comprised of one investment portfolio, interests in which are represented by a separate series of shares of the Trust: Government Select Series (previously known as Prime Series).

Government Select Series (the “Fund”) is a money market mutual fund designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Effective October 3, 2016, the Fund adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”); repurchase agreements that are collateralized fully by U.S. Government Securities; and shares of other government money market funds. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in U.S. Government Securities, repurchase agreements that are collateralized fully by U.S. Government Securities, and shares of other government money market funds. Prior to October 3, 2016, the Fund invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities.

The Fund currently offers Institutional Class shares (“Institutional Shares”) and Colorado Investors Class shares (“Colorado Investors Shares”). The Fund previously offered SNAP® Fund Class shares (“SNAP Fund Class”); however, the Board approved the termination of the SNAP Fund Class, effective March 1, 2017. On February 21, 2018, the Board approved the termination of the Colorado Investors Shares, effective June 1, 2018. The Trust will make a cash distribution to each holder of Colorado Investors Shares as of such date in an amount equal to the aggregate net asset value of the Colorado Investors Shares then held by such shareholder, and upon the making of such distributions, all Colorado Investors Shares then outstanding will be canceled.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund follows the accounting and reporting guidelines for investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The following significant accounting policies are in conformity with GAAP:

1.	Securities are stated at fair value, which is determined by using the amortized cost valuation method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of security, premium or discount at the purchase date and time to maturity. It is the Trust’s policy to compare the amortized cost values and market values of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to quoted market prices.

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.	Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each shareholder’s account by the purchase of additional shares of the Fund on the last day of each month. Income, common expenses and realized gains and losses of the Fund are allocated to each of the classes of shares of the Fund based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate.

4.	The Fund invests in repurchase agreements collateralized by U.S. Government Securities. Collateral for repurchase agreements is held by the Fund's custodian bank until maturity of the repurchase agreements. The Fund also enters into tri-party repurchase agreements. Collateral for tri-party repurchase agreements is held for the Fund by an independent third-party custodian bank until the maturity of the repurchase agreements. Provisions of each agreement require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. GAAP requires balance sheet offsetting disclosures for derivatives, repurchase agreements and securities lending transactions to the extent that they are (i) offset in the financial statements or (ii) subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are included within the Fund’s Schedule of Investments under the section titled Repurchase Agreements. The total value of repurchase agreements held by the Fund at March 31, 2018 is $100,000,000 and this is collateralized by $102,000,006 of non-cash collateral.

5.	The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute to its shareholders all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At March 31, 2018, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Fund are considered ordinary income for federal income tax purposes.

6.	The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

7.	The Fund has evaluated subsequent events prior to the issuance of the unaudited Schedule of Investments included in this filing. No events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in the Schedule of Investments.

C.	FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair values of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Fund’s own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of any investments in shares of money market funds is based on the published net asset values per share of those funds. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by the Fund are categorized as Level 2. There have been no transfers between levels during the current period.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT IS ATTACHED HERETO AS EXHIBIT 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	5/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis .
Martin P. Margolis, President

Date	5/29/18

By (Signature and Title)*	/s/ Debra J. Goodnight .
Debra J. Goodnight, Treasurer

Date	5/29/18

* Print the name and title of each signing officer under his or her signature.